Income and Other Taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Note 15 - Income and Other Taxes [Abstract]
U.S. federal statutory income tax rate	35.00%		35.00%		35.00%
Nondeductible expense	2.00%		6.30%		3.20%
Effect of tax law changes	0.20%		(0.20%)		0.00%
Change in valuation allowance for deferred tax assets	(0.30%)		2.60%		(1.70%)
State taxes, net of federal benefit	2.40%		2.00%		(0.20%)
Audit and other tax return adjustments	(1.00%)		(3.60%)		(8.70%)
Tax-exempt income	(3.10%)		(3.90%)		(4.70%)
Other foreign, including earnings taxed at different rates	(10.40%)	[1]	(6.70%)	[1]	0.50%	[1]
Other	(0.10%)		(0.10%)		0.80%
Effective Income Tax Rate	24.70%		31.40%		24.20%
Income Taxes Paid	$ 94		$ 49		$ 78

[1]	(1)The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.